GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	$ 1,136.4	$ 930.8
Acquisition	781.4	158.5
Acquisition adjustment	1.2
Translation adjustments	(37.5)	47.1
Goodwill, Ending Balance	1,881.5	1,136.4
Indefinite-Lived Intangible Assets
Indefinite-lived intangible assets, carrying value	155.6	22.2
Impairment of indefinite-lived intangible assets		0.0
Vestcom
Changes in the net carrying amount of goodwill
Goodwill, Ending Balance	756.6
Finite Lived Intangible Assets Acquired
Intangible assets acquired	592.0
Indefinite-Lived Intangible Assets
Indefinite-lived Intangible Assets Acquired	135.0
Customer relationships
Finite Lived Intangible Assets Acquired
Intangible assets acquired	$ 492.0	$ 41.4
Amortization period (in years)	12 years	7 years
Patented and other developed technology
Finite Lived Intangible Assets Acquired
Intangible assets acquired	$ 100.4	$ 62.5
Amortization period (in years)	7 years	11 years
Trade names and trademarks
Finite Lived Intangible Assets Acquired
Intangible assets acquired		$ 2.2
Amortization period (in years)		5 years
Label and Graphic Materials
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	$ 480.9	$ 407.8
Acquisition		45.8
Acquisition adjustment	1.2
Translation adjustments	(25.7)	27.3
Goodwill, Ending Balance	456.4	480.9
Retail Branding and Information Solutions
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	471.8	349.3
Acquisition	774.5	112.7
Translation adjustments	(10.3)	9.8
Goodwill, Ending Balance	1,236.0	471.8
Accumulated impairment losses	820.0	820.0
Industrial and Healthcare Materials
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	183.7	173.7
Acquisition	6.9
Translation adjustments	(1.5)	10.0
Goodwill, Ending Balance	189.1	$ 183.7
ACPO Limited | Smartrac Transponder Division
Finite Lived Intangible Assets Acquired
Intangible assets acquired	$ 106.0